UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2013

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2013

The total net of fee return of the LSV Value Equity Fund (the “Fund”) and the benchmark Russell 1000 Value Index and the S&P 500 Index for trailing periods ended April 30, 2013, were as follows:

	6 Months	1 Year	2 Years	3 Years	5 Years	10 Years
Fund:
LSV Value Equity Fund	20.08%	25.21%	10.65%	12.50%	4.11%	9.13%
Benchmark:
Russell 1000 Value Index	16.31	21.80	10.93	12.35	4.17	8.42
Broad Market:
S&P 500 Index	14.42	16.89	10.66	12.80	5.21	7.88

As of 4/30/13; periods longer than one year are annualized; inception date is 3/31/99; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

In our 2012 Annual Report to Shareholders, we outlined the challenging environment for our value approach given the underperformance of value stocks over the trailing 1, 3 and 5-year periods. However, we suggested the Fund was well positioned going forward given our belief that the percentages were in favor for value stocks. In the trailing 8-months, value stocks have rebounded and you will note in the returns above that the Russell 1000 Value Index is now ahead of the core S&P 500 Index for the trailing 6-month and 1-year periods. This has been a positive development in terms of relative performance for the LSV Value Equity Fund.

Stock selection was strong across sectors during the trailing 6-month period as portfolio holdings outperformed benchmark constituents in nearly every sector. Holdings performed particularly well in the Energy, Consumer Staples and Financials sectors. The portfolio has been overweight to the Technology sector for some time now and this positioning was rewarded as Technology was the best performing sector during the period. The portfolio’s smaller size bias relative to the benchmark also had a positive effect as smaller stocks in the universe performed better.

Despite the 25%+ return in the trailing year, we believe the Fund continues to trade at attractive levels. The Fund is trading at 10.9x forward earnings, compared to 13.6x for the Russell 1000 Value benchmark, 1.5x book compared to 1.6x and 6.8x cash flow compared to 9.1x. The objective of the model is to pick undervalued and out of favor stocks with high near-term appreciation potential and as a result, the portfolio always maintains a smaller size bias relative to the benchmark Russell 1000 Value Index. Currently the average weighted market cap of the portfolio is $64.0 billion vs. $96.2 billion for the Russell 1000 Value Index.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. The Fund’s most significant sector exposures on a relative basis are to the Technology and Financials ex-REITs. The Fund is underweight to Utilities and Telecom stocks. From an industry perspective, the biggest overweights are to Aerospace Defense, Insurance and Food Staples Retailing and the biggest underweights are REITs, Industrial Conglomerates and Diversified Telecoms.

Our assets under management, ownership structure and team remain steady. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing involves risk including loss of principal.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2013	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund	Shares	Value (000)

Common Stock (99.7%)
Aerospace & Defense (3.3%)
Engility Holdings*	28,316	$678
Exelis	117,600	1,314
L-3 Communications
Holdings, Cl 3	151,300	12,293
Northrop Grumman	176,500	13,368
Raytheon	168,800	10,361

		38,014

Agricultural Operations (0.7%)
Archer-Daniels-Midland	231,300	7,850

Agricultural Products (0.8%)
Ingredion	120,500	8,677

Aircraft (0.7%)
Lockheed Martin	80,000	7,927

Apparel Retail (0.4%)
Abercrombie & Fitch, Cl A	82,100	4,069

Apparel/Textiles (0.5%)
Jones Group	410,300	5,744

Application Software (0.6%)
Amdocs	179,100	6,394

Asset Management & Custody Banks (2.1%)
Ameriprise Financial	204,700	15,256
State Street	146,700	8,578

		23,834

Automotive (2.2%)
Autoliv	109,200	8,345
Ford Motor	619,000	8,487
TRW Automotive Holdings*	145,400	8,734

		25,566

Banks (10.2%)
Bank of America	1,246,800	15,348
Fifth Third Bancorp	415,700	7,079
Huntington Bancshares	1,055,300	7,567
JPMorgan Chase	635,900	31,166

	Shares	Value (000)

Banks (continued)
Keycorp	493,100	$4,916
PNC Financial Services Group	163,500	11,098
Regions Financial	602,700	5,117
SunTrust Banks	136,350	3,988
Wells Fargo	790,600	30,027

		116,306

Biotechnology (1.9%)
Amgen	150,900	15,725
United Therapeutics*	81,149	5,419

		21,144

Broadcasting, Newspapers & Advertising (0.6%)
Sinclair Broadcast Group, Cl A	251,700	6,746

Cable & Satellite (1.6%)
DIRECTV*	212,600	12,024
Time Warner Cable, Cl A	64,700	6,075

		18,099

Chemicals (1.5%)
Eastman Chemical	104,000	6,931
Huntsman	321,000	6,054
Olin	165,200	3,993

		16,978

Commercial Printing (1.0%)
Deluxe	178,700	6,816
RR Donnelley & Sons	410,800	5,057

		11,873

Commodity Chemicals (0.5%)
Cabot	144,300	5,420

Computer & Electronics Retail (0.1%)
RadioShack	337,900	1,071

Computers & Services (3.1%)
Hewlett-Packard	369,800	7,618
Seagate Technology	363,300	13,333
United Online	322,000	2,190
Western Digital	226,900	12,543

		35,684

Construction & Engineering (0.6%)
EMCOR Group	80,100	2,996
Tutor Perini*	232,100	3,816

		6,812

Consumer Discretionary (0.7%)
Energizer Holdings	81,700	7,891

Drug Retail (1.6%)
CVS Caremark	179,400	10,438
Walgreen	150,900	7,471

		17,909

Electrical Services (2.6%)
American Electric Power	193,100	9,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Electrical Services (continued)
Entergy	135,300	$9,637
Public Service Enterprise Group	277,900	10,174

		29,742

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	30,600	5,707

Financial Services (4.1%)
Capital One Financial	89,300	5,160
Citigroup	427,600	19,952
Discover Financial Services	156,400	6,841
Goldman Sachs Group	83,100	12,138
Morgan Stanley	155,100	3,436

		47,527

Food, Beverage & Tobacco (1.0%)
Supervalu	574,200	3,353
Tyson Foods, Cl A	353,500	8,707

		12,060

Gas/Natural Gas (0.3%)
UGI	83,500	3,422

General Merchandise Stores (1.1%)
Big Lots*	145,700	5,306
Target	108,600	7,663

		12,969

Health Care Equipment (1.9%)
Baxter International	64,600	4,514
Medtronic	118,400	5,527
Zimmer Holdings	150,700	11,521

		21,562

Household Products, Furniture & Fixtures (1.1%)
Whirlpool	113,000	12,914

Insurance (11.4%)
Aetna	250,300	14,377
Allstate	361,500	17,807
American Financial Group	239,300	11,551
Assurant	138,400	6,580
Chubb	53,900	4,747
CIGNA	75,000	4,963
Genworth Financial, Cl A*	393,400	3,946
Hartford Financial Services Group	182,400	5,124
Lincoln National	290,600	9,883
Magellan Health Services*	102,500	5,244
MetLife	146,100	5,696
Prudential Financial	187,200	11,311
Stancorp Financial Group	122,100	5,272
Travelers	156,800	13,392
WellPoint	144,300	10,522

		130,415

	Shares	Value (000)

IT Consulting & Other Services (0.6%)
SAIC	424,400	$6,341

Machinery (2.6%)
AGCO	178,700	9,516
Caterpillar	86,300	7,307
Deere	140,500	12,546

		29,369

Office Electronics (0.5%)
Xerox	699,500	6,002

Office Equipment (0.3%)
Steelcase, Cl A	284,000	3,607

Oil & Gas Equipment & Services (0.4%)
McDermott International*	418,000	4,464

Petroleum & Fuel Products (15.3%)
Chevron	338,400	41,288
ConocoPhillips	347,600	21,012
Exxon Mobil	403,500	35,908
Helmerich & Payne	71,900	4,215
Marathon Oil	355,500	11,614
Marathon Petroleum	171,600	13,447
Murphy Oil	74,200	4,607
Nabors Industries	259,700	3,841
Phillips 66	219,400	13,372
Stone Energy*	217,700	4,295
Tesoro	156,100	8,336
Valero Energy	327,100	13,189

		175,124

Petroleum Refining (1.0%)
Hess	161,300	11,643

Pharmaceuticals (6.1%)
Abbott Laboratories	128,200	4,733
AbbVie	128,200	5,904
Endo Health Solutions*	156,100	5,719
Merck	336,700	15,825
Pfizer	1,213,600	35,279
Questcor Pharmaceuticals	90,096	2,770

		70,230

Printing & Publishing (1.8%)
AH Belo, Cl A	311,600	3,341
American Greetings, Cl A	51,700	953
Gannett	413,700	8,340
Lexmark International, Cl A	263,400	7,984

		20,618

Reinsurance (1.9%)
Everest Re Group	96,000	12,959
Validus Holdings	215,100	8,305

		21,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Retail (3.4%)
Kohl’s	192,400	$9,054
Kroger	496,500	17,070
Safeway	558,300	12,573

		38,697

Semi-Conductors/Instruments (2.1%)
Intel	673,700	16,135
Sanmina*	114,223	1,441
Vishay Intertechnology*	486,600	6,832

		24,408

Steel & Steel Works (1.2%)
Reliance Steel &
Aluminum	120,300	7,828
Steel Dynamics	382,500	5,753

		13,581

Technology Distributors (0.4%)
Insight Enterprises*	277,400	5,026

Telephones & Telecommunications (3.4%)
Cisco Systems	964,700	20,181
Corning	682,200	9,892
Harris	177,900	8,219

		38,292

Total Common Stock (Cost $967,858)		1,138,992

Total Investments — 99.7% (Cost $967,858)		$1,138,992

Percentages are based on Net Assets of $1,142,176 (000).

*	Non-income producing security.

Cl	Class

As of April 30, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the six-month period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During six-month period ended April 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2013	(Unaudited)

	LSV Value Equity Fund
Assets:
Investments at Value (Cost $967,858)	$1,138,992
Receivable for Investment Securities Sold	5,514
Receivable for Capital Shares Sold	936
Dividend and Interest Receivable	540
Prepaid Expenses	22
Total Assets	1,146,004
Liabilities:
Payable to Custodian	2,224
Payable for Capital Shares Redeemed	882
Payable due to Investment Adviser	510
Payable due to Administrator	63
Payable due to Trustees	13
Payable due to Chief Compliance Officer	4
Other Accrued Expenses	132
Total Liabilities	3,828
Net Assets	$1,142,176

Net Assets Consist of:
Paid-in Capital	$1,235,832
Undistributed Net Investment Income	5,059
Accumulated Realized Loss on Investments	(269,849)
Net Unrealized Appreciation on Investments	171,134
Net Assets	$1,142,176

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	64,254,826	(1)
Net Asset Value, Offering and Redemption Price Per Share	$17.78

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2013	(Unaudited)

	LSV Value Equity Fund
Investment Income:
Dividend Income	$13,974
Interest Income	2
Total Investment Income	13,976
Expenses:
Investment Advisory Fees	2,942
Administration Fees	365
Trustees’ Fees	19
Chief Compliance Officer Fees	5
Professional Fees	56
Transfer Agent Fees	46
Printing Fees	34
Custodian Fees	26
Registration and Filing Fees	12
Insurance and Other Fees	22
Total Expenses	3,527
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	3,527
Net Investment Income	10,449
Net Realized Gain on Investments	29,434	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	158,622
Net Realized and Unrealized Gain on Investments	188,056
Net Increase in Net Assets Resulting from Operations	$198,505

Amounts designated as “—” have been rounded $0.

(1)	Includes realized gain of $6,311 ($ Thousands) due to in-kind redemption (see note 9).

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2013 (Unaudited) and for the year ended October 31, 2012

	LSV Value Equity Fund
	11/1/2012 to 4/30/2013	11/1/2011 to 10/31/2012
Operations:
Net Investment Income	$10,449	$23,132
Net Realized Gain/(Loss) on Investments	29,434	(36,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments	158,622	197,977
Net Increase in Net Assets Resulting from Operations	198,505	184,484
Dividends and Distributions:
Net Investment Income	(22,052)	(28,542)
Total Dividends and Distributions	(22,052)	(28,542)
Capital Share Transactions:
Issued	125,881	167,984
Reinvestment of Dividends and Distributions	21,503	25,373
Redeemed(1)	(174,767)	(804,262)
Net Decrease in Net Assets Derived from Capital Share Transactions	(27,383)	(610,905)
Total Increase (Decrease) in Net Assets	149,070	(454,963)
Net Assets:
Beginning of Period	993,106	1,448,069
End of Year/Period (including undistributed net investment income of $5,059 and $16,662, respectively)	$1,142,176	$993,106

Shares Transactions:
Issued	7,887	11,984
Reinvestment of Dividends and Distributions	1,427	1,938
Redeemed(1)	(10,708)	(58,496)
Net Decrease in Shares Outstanding from Share Transactions	(1,394)	(44,574)

(1)	Includes redemptions as a result of an in-kind transfer of securities (see note 9).

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the six months ended April 30, 2013 (unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Value Equity Fund
2013*	$15.13	$0.16	$2.82	$2.98	$(0.33)	$—	$(0.33)	$17.78	20.08%	$1,142,176	0.66%	1.95%	8%
2012	13.14	0.27	2.00	2.27	(0.28)	—	(0.28)	15.13	17.64	993,106	0.66	1.96	10
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	1.52	19
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
2009	10.87	0.26	0.91	1.17	(0.38)	—	(0.38)	11.66	11.38	1,592,705	0.65	2.56	27
2008	19.91	0.37	(7.98)	(7.61)	(0.35)	(1.08)	(1.43)	10.87	(40.90)	1,611,099	0.64	2.38	25

*	For the six month period ended April 30, 2013. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicted and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2013	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2013	(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of

Notes to Financial Statements April 30, 2013	(Unaudited)

average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2013, the Fund earned $9 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2013, were as follows (000):

Purchases
Other	$81,207
Sales
Other	$119,180

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2012 and 2011 was as follows (000):

Ordinary Income
2012	$28,542
2011	28,873

As of October 31, 2012, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$16,660
Capital Loss Carryforward	(285,103)
Unrealized Depreciation	(1,666)

Total Accumulated Losses	$(270,109)

For Federal income tax purposes, capital loss capital losses incurred in taxable years before December 22, 2010 may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$60,498	$176,168	$4,429	$178	$241,273

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carry forwards under the new provision are as follows:

Short-Term Loss	Long-Term Loss	Total
$ —	$43,830	$43,830

Notes to Financial Statements April 30, 2013	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2013, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$967,858	$268,633	$(97,499)	$171,134

8.	Other:

At April 30, 2013, 51% of total shares outstanding were held by three record shareholders. These shareholders were comprised of an omnibus account that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfer of Securities:

During the year ended October 31, 2012, and the period ended April 30, 2013, the Fund redeemed shares of beneficial interest in exchange for securities and cash.

As a result of these redemptions, the following shares were redeemed for assets valued at the following:

Date of Redemption	Shares Redeemed(1)	Value of Invesment Securities (000)	Realized Gain (000)
4/30/2012	2,607,226	$37,836	$5,438
1/2/2013	2,470,940	38,837	6,311

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,200.80	0.66%	$3.59

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.54	0.66%	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting and the other meetings held during the prior year, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 12-13, 2013, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, personnel, ownership structure and approach to risk management and best execution. The Adviser’s representative also reviewed the Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting and prior meetings during the year, and deliberated on the renewal of the Advisory Agreement in light of this information.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board considered the Fund’s performance compared to its benchmark index for various trailing periods and determined that the Fund’s performance as compared to its benchmark was satisfactory over such periods. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the advisory fee paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were reasonable. The Board concluded that the advisory fee was reasonable in light of the services rendered and the costs of such services. In addition, the Board considered whether economies of scale were realized during the current contract period, but concluded that such economies of scale had not yet been achieved with respect to the Fund.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s re-approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013